INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31,
	2018	2019

Cost:
Technology	$8,275	$8,275
Customer relations	10,667	10,667
Customer data	12,043	12,043
Domain	552	552

	31,537	31,537

Less - accumulated amortization	7,108	11,696

Intangible assets, net	$24,429	$19,841

Schedule of estimated amortization expense	Estimated amortization expense for the years ended:
2020	$2,212
2021	1,938
2022	1,868
2023	1,571
Thereafter	12,252

$19,841